Mar. 01, 2018

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid International Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 17, 2018

to the Summary Prospectuses, Prospectuses

and Statement of Additional Information

dated March 1, 2018, as supplemented

On May 16, 2018, the Board of Trustees of JPMorgan Trust I (the "Trust") approved changes to the name of the JPMorgan Intrepid International Fund (the "Fund").

Effective July 31, 2018 (the "Effective Date"), the name of the Fund will change from the "JPMorgan Intrepid International Fund" to the "JPMorgan International Advantage Fund." On the Effective Date, all references in the Summary Prospectuses, Prospectuses and Statement of Additional Information to the "JPMorgan Intrepid International Fund" shall be replaced with the "JPMorgan International Advantage Fund." No modifications will made to the Fund's investment strategy or process in connection with this change.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE